Segment and Revenue by Geography and By Major Customer - Schedule of Major Customers Accounts Receivable and Revenues Percentage (Details) - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Customer A [Member] | Accounts Receivable [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage			21.00%		14.00%
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage	14.00%	17.00%	14.00%	13.00%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage			15.00%		16.00%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage	12.00%	10.00%	10.00%	8.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage			13.00%		18.00%
Customer D [Member] | Accounts Receivable [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage			4.00%		14.00%
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Major Customers Accounts Receivable and Revenues Percentage [Line Items]
Concentration Risk, Percentage	2.00%	23.00%	6.00%	16.00%